Trade Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2026
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	June 30, 2026	June 30, 2025
	RM	RM

Trade receivables	-	41,820,000

Impairment allowance
Balance as of July 1	-	(94,000)
Reversal	-	94,000
Balance as of June 30	-	-

Net balance	-	41,820,000

Schedule of Trade Receivables and Aging Analysis	Trade receivables and aging analysis of the Group as of June 30, 2026 and 2025, are as follows:
	June 30, 2026	June 30, 2025
	RM	RM

Current	-	41,820,000
Less: Impairment allowance	-	-
Total	-	41,820,000